UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-04854

--------

The Oberweis Funds
------------------------

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Address of principal executive offices) (Zip code)

James W. Oberweis

Oberweis Asset Management, Inc.

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 577-2300

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

OBERWEIS MICRO-CAP FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

		SHARES	VALUE
EQUITIES	94.6%
AEROSPACE	0.4%
CPI AEROSTRUCTURES, INC.*		40,000	$374,000

AIR TRANSPORT	2.3%
SKYWEST, INC.		45,800	2,010,620

AUTO PARTS	2.8%
COOPER-STANDARD HLDGS., INC.*		5,700	661,029
HORIZON GLOBAL CORP.*		64,000	1,128,960
STONERIDGE, INC.*		32,000	633,920
			2,423,909

BANKS - DIVERSIFIED	9.7%
CENTERSTATE BANKS, INC.		40,400	1,082,720
CITY HOLDING CO.*		9,800	704,718
CUSTOMERS BANCORP, INC.*		35,200	1,148,225
EAGLE BANCORP, INC.*		19,480	1,306,134
ENTERPRISE FINANCIAL SERVICES CORP.		16,700	707,245
FIRST INTERNET BANCORP		20,700	668,610
PACIFIC PREMIER BANCORP, INC.*		27,800	1,049,450
QCR HLDGS., INC.		19,100	869,050
UNITED FINANCIAL BANCORP, INC.		57,700	1,055,333
			8,591,485

BEVERAGE - BREWERS & DISTILLERS	1.2%
CRAFT BREW ALLIANCE, INC.*		57,500	1,009,125

BIOTECHNOLOGY	3.0%
BIOCRYST PHARMACEUTICALS, INC.*		17,100	89,604
BLUEPRINT MEDICINES CORP.*		6,600	459,822
CYTOKINETICS, INC.*		9,200	133,400
CYTOMX THERAPEUTICS, INC.*		6,100	110,837
INSMED, INC.*		8,300	259,043
LIGAND PHARMACEUTICALS, INC.*		8,700	1,184,505
VANDA PHARMACEUTICALS, INC.*		10,600	189,740
XENCOR, INC.*		10,100	231,492
			2,658,443

BUILDING MATERIALS	1.7%
PATRICK INDUSTRIES, INC.*		17,750	1,492,775

CASINOS & GAMBLING	0.9%
ELDORADO RESORTS, INC.*		32,100	823,365

CHEMICALS - DIVERSIFIED	0.6%
RAYONIER ADVANCED MATERIALS, INC.		37,200	509,640

COMMERCIAL FINANCE & MORTGAGE CO.	0.5%
WALKER & DUNLOP, INC.*		7,700	402,941

COMMERCIAL SERVICES - RENTAL & LEASING	1.7%
CAI INTERNATIONAL, INC.*		48,500	1,470,520

COMMERCIAL VEHICLES & PARTS	2.9%
MODINE MANUFACTURING CO.*		48,400	931,700
SPARTAN MOTORS, INC.		143,300	1,583,465
			2,515,165

COMMUNICATIONS TECHNOLOGY	2.1%
EXTREME NETWORKS, INC.*		155,000	1,842,950

COMPUTER SERVICES SOFTWARE & SYSTEMS	10.0%
ASURE SOFTWARE, INC.*		82,381	1,023,172
BLUCORA, INC.*		55,800	1,411,740
CALLIDUS SOFTWARE, INC.*		30,500	751,825
CARBONITE, INC.*		73,100	1,608,200
DATAWATCH CORP.*		98,400	1,136,520
FORM HLDGS CORP.*		310,000	430,900
LIMELIGHT NETWORKS, INC.*		157,600	625,672
VARONIS SYSTEMS, INC.*		30,400	1,273,760
ZIX CORP.*		100,000	489,000
			8,750,789

COMPUTER TECHNOLOGY	1.5%
USA TECHNOLOGIES, INC.*		205,400	1,283,750

CONSUMER SERVICES - MISCELLANEOUS	2.5%
CARE.COM, INC*.		78,800	1,252,132
NUTRISYSTEM, INC.		16,500	922,350
			2,174,482

DIVERSIFIED MANUFACTURING OPERATIONS	3.1%
HARSCO CORP.*		69,100	1,444,190
OSI SYSTEMS, INC.*		13,400	1,224,358
			2,668,548

EDUCATION SERVICES	2.7%
CAREER EDUCATION CORP.*		143,200	1,487,848
ROSETTA STONE, INC.*		88,600	904,606
			2,392,454

ENGINEERING & CONTRACTING SERVICES	0.3%
WILLDAN GROUP, INC.*		8,257	268,022

HEALTHCARE SERVICES	6.3%
ADDUS HOMECARE CORP.*		32,800	1,157,840
ALMOST FAMILY, INC.*		14,500	778,650
AMN HEALTHCARE SERVICES, INC.*		11,000	502,700
BIOTELEMETRY, INC.*		14,400	475,200
LHC GROUP, INC.*		16,600	1,177,272
TIVITY HEALTH, INC.*		33,500	1,366,800
			5,458,462

HOME BUILDING	1.0%
CENTURY COMMUNITIES, INC.*		35,800	884,260

HOUSEHOLD EQUIPMENT AND PRODUCTS	1.3%
CENTRAL GARDEN & PET CO.*		29,700	1,153,548

HOUSEHOLD FURNISHINGS	1.3%
HOOKER FURNITURE CORP.		22,900	1,093,475

INTERNATIONAL TRADE & DIVERSIFIED LOGISTICS	0.5%
RADIANT LOGISTICS, INC.*		84,585	449,146

MACHINERY - INDUSTRIAL	4.3%
COLUMBUS MCKINNON CORP.		35,100	1,329,237
KADANT, INC.		11,600	1,143,180
MANITEX INTERNATIONAL, INC.*		142,000	1,275,160
			3,747,577

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	4.1%
AXOGEN, INC.*		15,900	307,665
CUTERA, INC.*		45,300	1,873,155
ORASURE TECHNOLOGIES, INC.*		62,500	1,406,250
			3,587,070

MEDICAL EQUIPMENT	4.3%
INOGEN, INC.*		8,000	760,800
LANTHEUS HLDGS., INC.*		70,400	1,253,120
TACTILE SYSTEMS TECHNOLOGY, INC.*		55,300	1,711,535
			3,725,455

OIL CRUDE PRODUCER	1.0%
RING ENERGY, INC.*		62,900	911,421

PAINTS & COATINGS	1.7%
FERRO CORP.*		66,600	1,485,180

PHARMACEUTICALS	0.2%
CAMBREX CORP.*		2,400	132,000

PRODUCTION TECHNOLOGY EQUIPMENT	1.1%
CVD EQUIPMENT CORP.*		20,000	218,000
ELECTRO SCIENTIFIC INDUSTRIES, INC.*		54,300	755,856
			973,856

RAILROAD EQUIPMENT	1.4%
FREIGHTCAR AMERICA, INC.		61,500	1,202,940

RECREATIONAL VEHICLES & BOATS	2.4%
MALIBU BOATS, INC.*		50,200	1,588,328
MCBC HLDGS., INC.*		25,600	521,728
			2,110,056

RESTAURANTS	0.5%
DEL TACO RESTAURANTS, INC.*		31,000	475,540

SCIENTIFIC INSTRUMENTS - CONTROL & FILTER	1.9%
CONTROL4 CORP.*		47,400	1,396,404
PERCEPTRON, INC.*		32,300	254,847
			1,651,251

SCIENTIFIC INSTRUMENTS - GAUGES & METERS	0.8%
VISHAY PRECISION GROUP, INC.*		30,000	732,000

SCIENTIFIC INSTRUMENTS - POLLUTION CONTROL	2.7%
HERITAGE-CRYSTAL CLEAN, INC.*		33,300	724,275
HUDSON TECHNOLOGIES, INC.*		205,000	1,601,050
			2,325,325

SEMICONDUCTORS & COMPONENTS	5.6%
AXT, INC.*		238,000	2,177,700
CEVA, INC.*		30,500	1,305,400
EMCORE CORP.*		121,200	993,840
INPHI CORP.*		9,400	373,086
			4,850,026

SPECIALTY RETAIL	0.8%
REGIS CORP.*		50,000	713,500

TELECOMMUNICATIONS EQUIPMENT	0.9%
VOCERA COMMUNICATIONS, INC.*		24,400	765,428

TEXTILES - APPAREL & SHOES	0.6%
ROCKY BRANDS, INC.		39,000	522,600

TOTAL EQUITIES
(COST: $61,401,928)			$82,613,099

TOTAL INVESTMENTS	94.6%
(COST: $61,401,928)			$82,613,099

OTHER ASSETS LESS LIABILITIES	5.4%		4,694,441

NET ASSETS - 100% (EQUIVALENT TO $26.53 PER INVESTOR CLASS SHARE BASED ON 2,949,549 INVESTOR CLASS SHARES OUTSTANDING AND $26.56 PER INSTITUTIONAL CLASS SHARE BASED ON 340,593 INSTITUTIONAL CLASS SHARES OUTSTANDING)			$87,307,540

Cost of Investments is $61,434,156 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$21,755,079
Gross unrealized depreciation			(576,136)
Net unrealized appreciation			$21,178,943

* Non-income producing security during the period ended September 30, 2017

OBERWEIS SMALL-CAP OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

		SHARES	VALUE
EQUITIES	97.7%
AIR TRANSPORT	2.3%
SKYWEST, INC.		5,600	$245,840

AUTO PARTS	5.6%
COOPER-STANDARD HLDGS., INC.*		700	81,179
DANA, INC.		5,500	153,780
HORIZON GLOBAL CORP.*		5,300	93,492
MERITOR, INC.*		5,200	135,252
VISTEON CORP.*		1,100	136,147
			599,850

BANKS - DIVERSIFIED	6.1%
CENTERSTATE BANK CORP.		5,100	136,680
CITY HOLDING CO.*		1,200	86,292
CUSTOMERS BANCORP, INC.*		5,500	179,410
EAGLE BANCORP, INC.*		1,200	80,460
ENTERPRISE FINANCIAL SERVICES CORP.		2,000	84,700
PACIFIC PREMIER BANCORP, INC.*		2,300	86,825
			654,367

BANKS - SAVINGS, THRIFT & MORTGAGE LENDING	0.8%
BANKUNITED, INC.*		2,400	85,368

BIOTECHNOLOGY	3.7%
CHARLES RIVER LABORATORIES INTERNATIONAL, INC.*		1,000	108,020
EXELIXIS, INC.*		1,800	43,614
FIBROGEN, INC.*		800	43,040
LIGAND PHARMACEUTICALS, INC.*		900	122,535
NEKTAR THERAPEUTICS*		1,900	45,600
ULTRAGENYX PHARMACEUTICAL, INC.*		600	31,956
			394,765

BUILDING MATERIALS	2.4%
BUILDERS FIRSTSOURCE, INC.*		5,700	102,543
PATRICK INDUSTRIES, INC.*		1,900	159,790
			262,333

CHEMICALS - DIVERSIFIED	1.3%
POLYONE CORP.		3,500	140,105

COMMERCIAL FINANCE & MORTGAGE COMPANIES	0.6%
WALKER & DUNLOP, INC.*		1,300	68,029

COMMERCIAL VEHICLES & PARTS	1.1%
OSHKOSH CORP.		1,400	115,556

COMMUNICATIONS TECHNOLOGY	3.0%
EXTREME NETWORKS, INC.*		16,300	193,807
LUMENTUM HLDGS., INC.*		2,300	125,005
			318,812

COMPUTER SERVICES SOFTWARE & SYSTEMS	9.6%
BLUCORA, INC.*		5,800	146,740
CARBONITE, INC.*		8,800	193,600
COMMVAULT SYSTEMS, INC.*		2,700	164,160
FIREEYE, INC.*		9,500	159,315
LOGMEIN, INC.		2,000	220,100
VARONIS SYSTEMS, INC.*		3,100	129,890
			1,013,805

COMPUTER TECHNOLOGY	0.9%
USA TECHNOLOGIES, INC.*		15,200	95,000

CONSUMER SERVICES - MISCELLANEOUS	2.0%
CARE.COM, INC.*		6,000	95,340
NUTRISYSTEM, INC.		2,000	111,800
			207,140

DIVERSIFIED MANUFACTURING OPERATIONS	2.7%
HARSCO CORP.*		7,500	156,750
OSI SYSTEMS, INC.*		1,400	127,918
			284,668

DIVERSIFIED RETAIL	0.5%
OLLIE'S BARGAIN OUTLET HOLDINGS, INC.*		1,200	55,680

EDUCATION SERVICES	1.4%
CAREER EDUCATION CORP.*		14,100	146,499

ELECTRONICS	1.9%
COHERENT, INC.*		851	200,130

ELECTRONIC COMPONENTS	2.4%
ROGERS CORP.*		1,900	253,232

ENGINEERING & CONTRACTING SERVICES	2.7%
MASTEC, INC.*		3,600	167,040
TOPBUILD CORP.*		1,800	117,306
			284,346

ENVIRONMENTAL MAINTENANCE & SECURITY SERVICES	1.6%
BRINKS CO.		2,000	168,500

FOODS	2.7%
PERFORMANCE FOOD GROUP CO.*		4,700	132,775
POST HLDGS., INC.*		1,700	150,059
			282,834

HEALTHCARE SERVICES	2.0%
COTIVITI HLDGS., INC.*		1,900	68,362
TIVITY HEALTH, INC.*		3,400	138,720
			207,082

HOUSEHOLD FURNISHINGS	1.0%
HOOKER FURNITURE CORP.		2,300	109,825

INSURANCE - PROPERTY-CASUALTY	1.6%
FIRST AMERICAN FINANCIAL CORP.		3,400	169,898

LEISURE TIME	1.1%
CALLAWAY GOLF CO.		8,200	118,326

MACHINERY - INDUSTRIAL	4.2%
COLFAX CORP.*		3,100	129,084
COLUMBUS MCKINNON CORP.		4,600	174,202
KADANT, INC.		1,400	137,970
			441,256

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	3.7%
MERIT MEDICAL SYSTEMS, INC.*		3,900	165,165
ORASURE TECHNOLOGIES, INC.*		6,000	135,000
ORTHOFIX INTERNATIONAL NV*		1,900	89,775
			389,940

MEDICAL EQUIPMENT	2.9%
INOGEN, INC.*		1,000	95,100
TACTILE SYSTEMS TECHNOLOGY, INC.*		7,000	216,650
			311,750

OIL CRUDE PRODUCER	1.0%
CALLON PETROLEUM CO.*		5,300	59,572
DIAMONDBACK ENERGY, INC.*		500	48,980
			108,552
PAINTS & COATINGS	1.3%
FERRO CORP.*		6,400	142,720

PHARMACEUTICALS	1.5%
IMPAX LABORATORIES, INC.*		5,300	107,590
INNOVIVA, INC.*		3,500	49,420
			157,010
RECREATIONAL VEHICLES & BOATS	0.8%
MALIBU BOATS, INC.*		2,700	85,428

RESTAURANTS	0.5%
DEL TACO RESTAURANTS, INC.*		3,800	58,292

SCIENTIFIC INSTRUMENTS - ELECTRICAL	1.7%
LITTELFUSE, INC.		900	176,292

SCIENTIFIC INSTRUMENTS - GAUGES & METERS	1.6%
ITRON, INC.*		2,200	170,390

SCIENTIFIC INSTRUMENTS - POLLUTION CONTROL	0.7%
HUDSON TECHNOLOGIES, INC.*		9,400	73,414

SEMICONDUCTORS & COMPONENTS	10.0%
AXT, INC.*		16,000	146,400
CAVIUM, INC.*		2,800	184,632
CEVA, INC.*		4,400	188,320
FORMFACTOR, INC.*		9,100	153,335
MONOLITHIC POWER SYSTEMS, INC.		1,200	127,860
SEMTECH CORP.*		3,000	112,650
SILICON LABORATORIES, INC.*		1,800	143,820
			1,057,017

SPECIALTY RETAIL	4.3%
BURLINGTON STORES, INC.*		1,500	143,190
REGIS CORP.*		5,900	84,193
THE CHILDREN'S PLACE, INC.		1,900	224,485
			451,868

TRUCKERS	1.4%
SAIA, INC.*		2,400	150,360

UTILITIES - TELECOMMUNICATIONS	1.1%
VONAGE HLDGS. CORP.*		14,000	113,960

TOTAL EQUITIES
(COST: $8,371,196)			$10,370,239

TOTAL INVESTMENTS	97.7%
(COST: $8,371,196)			$10,370,239

OTHER ASSETS LESS LIABILITIES	2.3%		245,229

NET ASSETS - 100% (EQUIVALENT TO $16.61 PER INVESTOR CLASS SHARE BASED ON 440,916 INVESTOR CLASS SHARES OUTSTANDING AND $16.64 PER INSTITUTIONAL CLASS SHARE BASED ON 197,706 INSTITUTIONAL CLASS SHARES OUTSTANDING)			$10,615,468

Cost of Investments is $8,379,647 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$2,038,611
Gross unrealized depreciation			(48,019)
Net unrealized appreciation			$1,990,592

* Non-income producing security during the period ended September 30, 2017

OBERWEIS EMERGING GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

		SHARES	VALUE
EQUITIES	97.0%
CANADA	1.2%
AIR CANADA*		30,000	630,870

CHINA	9.7%
BAOZUN, INC.*		17,500	573,300
CHINA YONGDA AUTOMOBILES SERVICES HLDGS. LTD.		747,500	1,008,583
KINGBOARD CHEMICAL HLDGS. LTD.		123,500	653,736
MOMO, INC.*		12,800	401,152
NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP, INC. ADS		6,000	529,560
SUNNY OPTICAL TECHNOLOGY GROUP CO. LTD.*		30,000	476,983
TAL EDUCATION GROUP ADS		32,400	1,092,204
WEIBO CORP.*		5,500	544,170
			5,279,688

DENMARK	1.8%
AMBU A/S*		6,900	533,914
SP GROUP A/S*		2,700	473,850
			1,007,764

FINLAND	1.0%
KONECRANES OYJ		12,200	541,581

FRANCE	1.0%
UBISOFT ENTERTAINMENT SA*		8,000	549,911

GERMANY	2.5%
PUMA SE*		1,979	770,222
S&T AG*		26,000	572,178
			1,342,400

HONG KONG	1.0%
SINGAMAS CONTAINER HLDGS. LTD.*		2,344,000	519,115

JAPAN	10.9%
DAIKYONISHIKAWA CORP.		30,000	483,093
FURUKAWA ELECTRIC CO. LTD.*		20,000	1,098,423
MISUMI GROUP, INC.		44,900	1,182,303
OUTSOURCING, INC.*		58,500	813,619
ULVAC, INC.		15,300	961,306
WDB HLDGS. CO. LTD.		30,000	732,104
WORLD HLDGS. CO. LTD.*		23,300	708,163
			5,979,011

NETHERLANDS	1.3%
AALBERTS INDUSTRIES NV*		14,200	686,504

NORWAY	1.9%
SUBSEA 7 SA		61,800	1,014,158

SWEDEN	7.2%
AQ GROUP AB		12,300	323,927
ATTENDO AB*		50,000	575,514
LIFCO AB		7,600	247,831
NETENT AB		53,148	412,400
SWEDISH ORPHAN BIOVITRUM AB*		45,200	693,686
TROAX GROUP AB*		18,000	645,312
VITROLIFE AB		12,900	1,046,901
			3,945,571

SWITZERLAND	1.4%
AMS AG		10,600	768,401

UNITED KINGDOM	5.2%
GVC HLDGS. PLC		50,000	550,047
HILL & SMITH HLDGS. PLC		50,000	846,844
JUST EAT PLC*		162,800	1,458,285
			2,855,176

UNITED STATES OF AMERICA	50.9%
ALARM.COM HLDGS., INC.*		13,100	591,858
AMN HEALTHCARE SERVICES, INC.*		13,600	621,520
AXT, INC.*		66,600	609,390
BLUCORA, INC.*		28,300	715,990
BRINK'S CO.*		7,000	589,750
BURLINGTON STORES, INC.*		17,900	1,708,734
CAI INTERNATIONAL, INC.*		22,600	685,232
CALLIDUS SOFTWARE, INC.*		20,700	510,255
CALLON PETROLEUM CO.*		34,800	391,152
CARBONITE, INC.*		51,300	1,128,600
CAVIUM, INC.*		8,500	560,490
CEVA, INC.*		23,900	1,022,920
COHERENT, INC.*		4,700	1,105,299
DIAMONDBACK ENERGY, INC.*		8,000	783,680
EXTREME NETWORKS, INC.*		116,200	1,381,618
HEALTHEQUITY, INC.*		13,100	662,598
ITRON, INC.*		7,100	549,895
LHC GROUP, INC.*		9,400	666,648
LIGAND PHARMACEUTICALS, INC.*		5,100	694,365
LOGMEIN, INC.		12,300	1,353,615
LUMENTUM HLDGS., INC.*		11,000	597,850
MERITOR, INC.*		30,000	780,300
MONOLITHIC POWER SYSTEMS, INC.		3,900	415,545
ORASURE TECHNOLOGIES, INC.*		50,000	1,125,000
OSHKOSH CORP.		5,100	420,954
PACIFIC PREMIER BANCORP, INC.*		16,300	615,325
PATRICK INDUSTRIES, INC.*		7,000	588,700
ROGERS CORP.*		20,000	2,665,600
SILICON LABORATORIES, INC.*		6,800	543,320
TACTILE SYSTEMS TECHNOLOGY, INC.*		30,400	940,880
THE CHILDREN'S PLACE, INC.		10,800	1,276,020
TIVO CORP.		35,100	696,735
VARONIS SYSTEMS, INC.*		20,100	842,190
			27,842,028

TOTAL EQUITIES
(COST: $43,574,299)			$52,962,178

TOTAL INVESTMENTS	97.0%
(COST: $43,574,299)			$52,962,178

OTHER ASSETS LESS LIABILITIES	3.0%		1,657,557

NET ASSETS - 100% (EQUIVALENT TO $31.14 PER INVESTOR CLASS SHARE BASED ON 1,547,268 INVESTOR CLASS SHARES OUTSTANDING AND $31.17 PER INSTITUTIONAL CLASS SHARE BASED ON 206,699 INSTITUTIONAL CLASS SHARES OUTSTANDING)			$54,619,735

Cost of Investments is $43,570,482 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$9,890,330
Gross unrealized depreciation			(498,634)
Net unrealized appreciation			$9,391,696

* Non-income producing security during the period ended September 30, 2017

ADS - American depositary share

SECTOR ALLOCATIONS (As a percentage of Net Assets)
Consumer Discretionary	13.6%
Energy	4.0%
Financials	1.1%
Health Care	14.3%
Industrials	20.1%
Information Technology	41.5%
Materials	2.4%

OBERWEIS CHINA OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

		SHARES	VALUE
EQUITIES	99.7%
AUTO COMPONENTS	1.3%
MINTH GROUP LTD.		300,000	$1,570,741

AUTOMOBILES	6.9%
BRILLIANCE CHINA AUTOMOTIVE HLDGS. LTD.*		800,000	2,130,165
GEELY AUTOMOBILE HLDGS. LTD.		1,500,000	4,224,487
GREAT WALL MOTOR CO. LTD.*		400,000	491,577
GUANGZHOU AUTOMOBILE GROUP CO. LTD.		600,000	1,388,704
			8,234,933

BEVERAGES	2.0%
KWEICHOW MOUTAI CO. LTD.		19,975	1,556,551
WULIANGYE YIBIN CO. LTD.		100,000	862,287
			2,418,838

COMMERCIAL SERVICE & SUPPLY	0.9%
CHINA EVERBRIGHT INTERNATIONAL LTD.		900,000	1,129,090

COMMUNICATIONS EQUIPMENT	4.2%
BYD ELECTRONIC INTERNATIONAL CO. LTD.		750,000	2,217,856
YANGTZE OPTICAL FIBRE AND CABLE JOINT STOCK LTD.*		400,000	1,525,936
ZTE CORP.*		400,000	1,308,311
			5,052,103

CONSTRUCTION MATERIALS	0.9%
CHINA RESOURCES CEMENT HLDGS. LTD.		1,700,000	1,044,600

DIVERSIFIED CONSUMER SERVICES	9.6%
CHINA YUHUA EDUCATION CORP. LTD.		2,500,000	1,238,543
NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP, INC. ADS		46,000	4,059,960
RYB EDUCATION, INC.*		50,000	1,425,000
TAL EDUCATION GROUP ADS		142,000	4,786,820
			11,510,323

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS	8.5%
AAC TECHNOLOGIES HLDGS., INC.		130,000	2,183,420
HANGZHOU HIKVISION DIGITAL TECHNOLOGY CO. LTD.		374,845	1,805,720
KINGBOARD CHEMICAL HLDGS. LTD.		300,000	1,588,023
KINGBOARD LAMINATES HLDGS. LTD.		800,000	1,292,437
SUNNY OPTICAL TECHNOLOGY GROUP CO. LTD.		210,000	3,338,881
			10,208,481

HOTELS, RESTAURANTS & LEISURE	3.9%
CHINA LODGING GROUP LTD. ADS*		25,000	2,970,500
GALAXY ENTERTAINMENT GROUP LTD.		250,000	1,760,203
			4,730,703

HOUSEHOLD DURABLES	6.8%
GREE ELECTRIC APPLIANCES, INC. OF ZHUHAI		399,921	2,281,719
HANGZHOU ROBAM APPLIANCES CO. LTD.		298,868	1,900,881
MAN WAH HLDGS LTD.		1,050,000	940,908
MIDEA GROUP CO. LTD.		310,000	2,062,218
Q TECHNOLOGY GROUP CO. LTD.*		519,000	938,128
			8,123,854

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS	0.9%
CANVEST ENVIRONMENTAL PROTECTION GROUP CO. LTD.		1,900,000	1,041,016

INFORMATION TECHNOLOGY SERVICES	0.5%
51JOB, INC.*		10,000	606,100

INSURANCE	0.9%
CHINA PACIFIC INSURANCE GROUP CO. LTD.*		250,000	1,076,924

INTERNET & DIRECT MARKETING RETAIL	3.0%
CTRIP.COM INTERNATIONAL LTD. ADS*		40,000	2,109,600
JD.COM, INC.*		40,000	1,528,000
			3,637,600

INTERNET SOFTWARE & SERVICES	23.0%
58.COM, INC.*		20,000	1,262,800
ALIBABA GROUP HLDG. LTD. ADS*		34,000	5,872,140
AUTOHOME, INC.*		15,000	901,200
BAIDU, INC.*		6,000	1,486,140
BAOZUN, INC.*		40,000	1,310,400
BITAUTO HLDGS. LTD.*		30,000	1,340,400
MOMO, INC.*		45,000	1,410,300
NETEASE.COM, INC. ADS		3,200	844,192
SINA CORP.		15,000	1,719,750
SOHU.COM, INC.*		10,000	544,500
TENCENT HLDGS. LTD.		180,000	7,746,940
WEIBO CORP.*		19,400	1,919,436
YY, INC.*		14,000	1,214,920
			27,573,118

MACHINERY	2.0%
SINGAMAS CONTAINER HLDGS. LTD.*		4,000,000	885,862
SINOTRUK HONG KONG LTD.*		1,100,000	1,523,632
			2,409,494

METALS & MINING	2.9%
ALUMINUM CORP. OF CHINA LTD.*		1,650,000	1,480,683
CHINA ORIENTAL GROUP CO. LTD.*		1,200,000	858,723
MAANSHAN IRON & STEEL CO. LTD.*		2,400,000	1,173,639
			3,513,045

OIL, GAS, & CONSUMABLE FUELS	1.0%
SINOPEC KANTONS HLDGS. LTD.		1,700,000	1,144,708

PAPER & FOREST PRODUCTS	0.9%
CHINA FORESTRY HLDGS. LTD.* [a]		5,760,000	-
NINE DRAGONS PAPER HLDGS. LTD.		550,000	1,081,469
			1,081,469

PHARMACEUTICALS	6.0%
CSPC PHARMACEUTICALS GROUP LTD.		1,600,000	2,679,093
JIANGSU HENGRUI MEDICINE CO. LTD.		216,000	1,948,708
SHANGHAI FOSUN PHARMACEUTICAL GROUP CO. LTD.		210,000	871,012
UNITED LABORATORIES INTERNATIONAL HLDGS. LTD.*		2,300,000	1,713,605
			7,212,418

REAL ESTATE MANAGEMENT & DEVELOPMENT	3.4%
CHINA JINMAO HLDGS. GROUP LTD.*		2,000,000	1,006,196
CHINA OVERSEAS LAND & INVESTMENT LTD.		250,000	812,894
CHINA OVERSEAS PROPERTY HLDGS. LTD.		4,500,000	1,077,244
LOGAN PROPERTY HLDGS. CO. LTD.		1,200,000	1,238,159
			4,134,493

SPECIALTY RETAIL	2.1%
CHINA YONGDA AUTOMOBILES SERVICES HLDGS. LTD.		1,900,000	2,563,623

TEXTILES, APPAREL & LUXURY GOODS	2.1%
REGINA MIRACLE INTERNATIONAL HLDGS. LTD.		500,000	433,970
SHENZHOU INTERNATIONAL GROUP HLDGS. LTD.		270,000	2,115,316
			2,549,286

TRANSPORTATION INFRASTRUCTURE	2.0%
BEIJING CAPITAL INTERNATIONAL AIRPORT CO. LTD.		700,000	1,043,064
SHANGHAI INTERNATIONAL AIRPORT CO. LTD.		219,960	1,257,614
			2,300,678

UTILITIES - GAS	2.8%
CHINA GAS HLDGS. LTD.		600,000	1,797,327
ENN ENERGY HLDGS LTD.		200,000	1,449,127
			3,246,454

UTILITIES - WATER	1.2%
BEIJING ENTERPRISES WATER GROUP LTD.		1,800,000	1,449,382

TOTAL EQUITIES
(COST: $78,522,279)			$119,563,474

TOTAL INVESTMENTS	99.7%
(COST: $78,522,279)			$119,563,474

OTHER ASSETS LESS LIABILITIES	0.3%		407,963

NET ASSETS - 100% (EQUIVALENT TO $16.12 PER INVESTOR CLASS SHARE BASED ON 6,571,424 INVESTOR CLASS SHARES OUTSTANDING AND $16.13 PER INSTITUTIONAL CLASS SHARE BASED ON 871,458 INSTITUTIONAL CLASS SHARES OUTSTANDING)			$119,971,437

Cost of Investments is $79,439,135 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$43,251,919
Gross unrealized depreciation			(3,127,580)
Net unrealized appreciation			$40,124,339

(a) Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended September 30, 2017

ADS - American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China (Includes the People's Republic of China and Hong Kong)	99.7%

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

		SHARES	VALUE
EQUITIES	94.4%
AUSTRALIA	3.2%
COCHLEAR LTD.		56,619	$7,070,602
EVOLUTION MINING LTD.		6,422,100	11,132,513
NEXTDC LTD.*		2,976,700	10,179,945
			28,383,060

CANADA	6.6%
AIR CANADA*		720,700	15,155,608
DOLLARAMA, INC.		129,100	14,125,680
MAPLE LEAF FOODS, INC.		479,100	13,058,335
PAREX RESOURCES, INC.*		818,847	9,876,300
SPIN MASTER CORP.*		163,800	6,324,639
			58,540,562

CHINA	5.7%
KINGBOARD LAMINATES HLDGS. LTD.		6,945,000	11,219,967
LONKING HLDGS. LTD.*		10,210,000	4,300,131
Q TECHNOLOGY GROUP CO. LTD.*		3,887,000	7,026,018
SINOTRUK HONG KONG LTD.*		7,056,000	9,773,404
SUNNY OPTICAL TECHNOLOGY GROUP CO. LTD.		1,171,000	18,618,234
			50,937,754

DENMARK	1.7%
GN STORE NORD A/S*		439,500	15,063,466

FINLAND	2.1%
KONECRANES OYJ		281,162	12,481,320
OUTOKUMPU OYJ		603,900	6,273,822
			18,755,142

FRANCE	3.9%
RUBIS SCA		105,200	6,705,397
TELEPERFORMANCE SA		91,000	13,583,855
UBISOFT ENTERTAINMENT SA*		205,800	14,146,470
			34,435,722

GERMANY	4.7%
AURELIUS EQUITY OPPORTUNITIES SE		251,823	16,560,019
EVOTEC AG*		576,700	13,693,302
NORMA GROUP SE*		110,600	7,273,117
PUMA SE		10,906	4,244,587
			41,771,025

IRELAND	2.0%
KINGSPAN GROUP PLC		413,700	17,592,396

JAPAN	28.7%
D.A. CONSORTIUM HLDGS., INC.		549,800	9,302,992
DAIFUKU CO. LTD.		213,700	10,521,200
EN-JAPAN, INC.*		409,400	15,007,998
ENPLAS CORP.		135,500	6,273,761
FUJI MACHINE MFG. CO. LTD.		372,800	6,944,135
FULLCAST HLDGS. CO. LTD.*		455,400	8,276,321
FURUKAWA ELECTRIC CO. LTD.*		354,000	19,442,080
GUNOSY, INC.*		297,300	8,454,655
HODOGAYA CHEMICAL CO. LTD.		93,300	6,334,699
HOSIDEN CORP.		892,000	14,538,351
ITOCHU TECHNO-SOLUTIONS CORP.		298,000	11,122,862
JUSTSYSTEMS CORP.		357,600	7,560,368
KOA CORP.		360,400	6,687,538
MISUMI GROUP, INC.		528,000	13,903,257
MITSUI HIGH-TEC, INC.		509,100	10,550,733
MITSUI MINING AND SMELTING CO. LTD.		317,300	16,439,538
OPEN HOUSE CO. LTD.		360,400	12,587,176
OUTSOURCING, INC.*		1,124,400	15,638,178
TOKEN CORP.*		24,900	2,962,994
ULVAC, INC.		186,300	11,705,319
UT GROUP CO. LTD.*		358,500	7,009,109
YASKAWA ELECTRIC CORP.		332,000	10,518,374
YOKOGAWA BRIDGE HLDGS. CORP.		282,100	5,472,778
ZEON CORP.		781,000	10,126,452
ZIGEXN CO. LTD.*		549,700	8,026,279
			255,407,147

NETHERLANDS	3.5%
AALBERTS INDUSTRIES NV*		186,900	9,035,746
ASR NEDERLAND NV*		388,700	15,548,459
BE SEMICONDUCTOR INDUSTRIES NV		90,225	6,275,548
			30,859,753

NORWAY	0.9%
SUBSEA 7 SA		479,548	7,869,537

SINGAPORE	1.5%
VENTURE CORP. LTD.*		998,300	12,981,948

SWEDEN	4.4%
EVOLUTION GAMING GROUP AB*		126,700	8,073,432
INDUTRADE AB		261,300	6,894,298
SAAB AB		183,100	9,293,366
SWEDISH ORPHAN BIOVITRUM AB*		57,690	885,370
TELE2 AB*		1,198,800	13,717,561
			38,864,027

SWITZERLAND	4.8%
AMS AG		104,800	7,597,026
GEORG FISCHER AG*		10,956	13,508,327
SWISS LIFE HLDG. AG		23,775	8,374,280
TEMENOS GROUP AG		55,793	5,692,223
VAT GROUP AG		50,908	7,044,271
			42,216,127

UNITED KINGDOM	20.7%
B&M EUROPEAN VALUE RETAIL SA		1,547,373	8,036,470
BELLWAY PLC*		368,500	16,279,572
BURFORD CAPITAL LTD.		1,001,100	13,883,673
CLINIGEN GROUP PLC		586,200	8,373,164
COATS GROUP PLC*		11,444,400	11,991,854
FEVERTREE DRINKS PLC		276,260	8,095,680
GVC HLDGS. PLC		1,228,800	13,517,952
HAYS PLC		3,246,436	8,238,979
INTERMEDIATE CAPITAL GROUP PLC		775,600	9,727,477
IQE PLC*		5,349,400	8,941,949
JD SPORTS FASHION PLC		1,716,720	8,614,654
JUST EAT PLC*		1,997,200	17,889,967
KEYWORDS STUDIOS PLC*		689,200	12,790,326
PAGEGROUP PLC		1,358,300	9,062,007
PAYSAFE GROUP PLC*		1,455,400	11,359,648
PURPLEBRICKS GROUP PLC*		600,852	3,119,793
SCAPA GROUP PLC		707,400	4,189,612
VESUVIUS LTD.		1,273,800	10,070,240
			184,183,017

TOTAL EQUITIES
(COST: $694,252,028)			$837,860,683

TOTAL INVESTMENTS	94.4%
(COST: $694,252,028)			$837,860,683

OTHER ASSETS LESS LIABILITIES	5.6%		49,786,760

NET ASSETS - 100% (EQUIVALENT TO $26.45 PER SHARE BASED ON 33,564,615 SHARES OUTSTANDING)			$887,647,443

Cost of investments is $695,917,881 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$146,125,375
Gross unrealized depreciation			(4,182,573)
			141,942,802

* Non-income producing security during the period ended September 30, 2017

SECTOR ALLOCATIONS (As a percentage of Net Assets)
Consumer Discretionary	12.4%
Consumer Staples	2.4%
Energy	2.0%
Financials	7.2%
Health Care	5.1%
Industrials	28.8%
Information Technology	26.3%
Materials	6.1%
Real Estate	1.8%
Telecommunication Service	1.5%
Utilities	0.8%

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

		SHARES	VALUE
EQUITIES	93.4%
AUSTRALIA	3.1%
COCHLEAR LTD.		61,100	$7,630,192
EVOLUTION MINING LTD.		7,087,400	12,285,790
NEXTDC LTD.*		3,194,200	10,923,768
			30,839,750

CANADA	6.5%
AIR CANADA*		795,000	16,718,064
DOLLARAMA, INC.		142,400	15,580,920
MAPLE LEAF FOODS, INC.		516,600	14,080,434
PAREX RESOURCES, INC.*		878,100	10,590,964
SPIN MASTER CORP.*		181,100	6,992,625
			63,963,007

CHINA	5.7%
KINGBOARD LAMINATES HLDGS. LTD.		7,683,500	12,413,049
LONKING HLDGS. LTD.*		11,269,000	4,746,148
Q TECHNOLOGY GROUP CO. LTD.*		4,299,000	7,770,736
SINOTRUK HONG KONG LTD.*		7,802,000	10,806,703
SUNNY OPTICAL TECHNOLOGY GROUP CO. LTD.		1,292,000	20,542,066
			56,278,702

DENMARK	1.7%
GN STORE NORD A/S*		485,100	16,626,365

FINLAND	2.1%
KONECRANES OYJ		310,259	13,772,991
OUTOKUMPU OYJ		667,200	6,931,436
			20,704,427

FRANCE	3.9%
RUBIS SCA		116,100	7,400,157
TELEPERFORMANCE SA		100,400	14,987,023
UBISOFT ENTERTAINMENT SA*		227,665	15,649,446
			38,036,626

GERMANY	4.7%
AURELIUS EQUITY OPPORTUNITIES SE		278,000	18,281,432
EVOTEC AG*		636,500	15,113,208
NORMA GROUP SE*		121,972	8,020,946
PUMA SE		11,834	4,605,763
			46,021,349

IRELAND	2.0%
KINGSPAN GROUP PLC		456,500	19,412,445

JAPAN	28.4%
D.A. CONSORTIUM HLDGS., INC.		607,200	10,274,240
DAIFUKU CO. LTD.		235,800	11,609,260
EN-JAPAN, INC.*		442,600	16,225,061
ENPLAS CORP.		149,200	6,908,083
FUJI MACHINE MFG. CO. LTD.		413,600	7,704,116
FULLCAST HOLDINGS CO. LTD.*		503,000	9,141,391
FURUKAWA ELECTRIC*		390,500	21,446,701
GUNOSY, INC.*		324,300	9,222,484
HODOGAYA CHEMICAL CO. LTD.		103,300	7,013,659
HOSIDEN CORP.		986,300	16,075,309
ITOCHU TECHNO-SOLUTIONS CORP.		322,000	12,018,663
JUSTSYSTEMS CORP.		386,600	8,173,485
KOA CORP.		387,700	7,194,113
MISUMI GROUP, INC.		583,600	15,367,312
MITSUI HIGH-TEC, INC.		561,600	11,638,758
MITSUI MINING AND SMELTING CO. LTD.		343,400	17,791,797
OPEN HOUSE CO. LTD.		388,500	13,568,585
OUTSOURCING, INC.*		1,243,200	17,290,451
TOKEN CORP.*		27,600	3,284,283
ULVAC, INC.		205,700	12,924,230
UT GROUP CO. LTD.*		387,400	7,574,139
YASKAWA ELECTRIC CORP.		367,800	11,652,584
YOKOGAWA BRIDGE HLDGS. CORP.		311,800	6,048,962
ZEON CORP.		844,000	10,943,310
ZIGEXN CO. LTD.*		591,000	8,629,309
			279,720,285

NETHERLANDS	3.5%
AALBERTS INDUSTRIES NV*		206,500	9,983,315
ASR NEDERLAND NV*		429,000	17,160,507
BE SEMICONDUCTOR INDUSTRIES NV		99,647	6,930,890
			34,074,712

NORWAY	0.9%
SUBSEA 7 SA		530,100	8,699,111

SINGAPORE	1.5%
VENTURE CORP. LTD.*		1,103,500	14,349,974

SWEDEN	4.3%
EVOLUTION GAMING GROUP AB*		137,000	8,729,757
INDUTRADE AB		288,324	7,607,316
SAAB AB		202,400	10,272,951
SWEDISH ORPHAN BIOVITRUM AB*		63,661	977,007
TELE2 AB*		1,322,501	15,133,039
			42,720,070

SWITZERLAND	4.7%
AMS AG		115,623	8,381,593
GEORG FISCHER AG*		12,092	14,908,972
SWISS LIFE HLDG. AG		25,605	9,018,862
TEMENOS GROUP AG		61,468	6,271,209
VAT GROUP AG		56,092	7,761,594
			46,342,230

UNITED KINGDOM	20.4%
B&M EUROPEAN VALUE RETAIL SA		1,707,950	8,870,446
BELLWAY PLC*		406,700	17,967,170
BURFORD CAPITAL LTD.		1,104,867	15,322,757
CLINIGEN GROUP PLC		645,737	9,223,578
COATS GROUP PLC*		12,311,200	12,900,118
FEVERTREE DRINKS PLC		304,900	8,934,963
GVC HLDGS. PLC		1,356,000	14,917,272
HAYS PLC		3,582,417	9,091,649
INTERMEDIATE CAPITAL GROUP PLC		834,357	10,464,400
IQE PLC*		5,780,800	9,663,068
JD SPORTS FASHION PLC		1,894,759	9,508,070
JUST EAT PLC*		2,199,600	19,702,969
KEYWORDS STUDIOS PLC*		744,900	13,824,018
PAGEGROUP PLC		1,455,700	9,711,819
PAYSAFE GROUP PLC*		1,572,600	12,274,414
PURPLEBRICKS GROUP PLC*		661,225	3,433,267
SCAPA GROUP PLC		764,367	4,527,003
VESUVIUS HLDGS. LTD.		1,408,304	11,133,584
			201,470,565

TOTAL EQUITIES
(COST: $769,693,069)			$919,259,618

COMMERCIAL PAPER	2.5%	FACE AMOUNT	VALUE
PRUDENTIAL FINANCIAL
1.2% DUE 10/3/2017		25,000,000	$25,000,000

TOTAL COMMERCIAL PAPER
(COST: $25,000,000)			$25,000,000

TOTAL INVESTMENTS	95.9%
(COST: $794,693,069)			$944,259,618

OTHER ASSETS LESS LIABILITIES	4.1%		40,808,344

NET ASSETS - 100% (EQUIVALENT TO $12.75 PER SHARE BASED ON 77,244,920 SHARES OUTSTANDING)			$985,067,962

Cost of investments is $797,881,364 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$152,160,106
Gross unrealized depreciation			(5,781,852)
Net unrealized appreciation			$146,378,254

* Non-income producing security during the period ended September 30, 2017

SECTOR ALLOCATIONS (As a percentage of Net Assets)
Consumer Discretionary	12.4%
Consumer Staples	2.3%
Energy	2.0%
Financials	7.1%
Health Care	5.0%
Industrials	28.6%
Information Technology	26.0%
Materials	6.0%
Real Estate	1.7%
Telecommunication Service	1.5%
Utilities	0.8%

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2017:

	Micro-Cap Fund	Small-Cap Opportunities Fund
Level 1 - Equities	$82,613,099	$10,370,239
Total Level 1	82,613,099	10,370,239
Level 2	-	-
Level 3	-	-
Total Investments	$82,613,099	$10,370,239

	Emerging Growth Fund	China Opportunities Fund
Level 1 - Equities
Total Asia	$11,777,814	$119,563,474
Total Australia	-	-
Total Europe	12,711,466	-
Total North America	28,472,898	-
Total Level 1	52,962,178	119,563,474
Level 2 - Equities
Total Asia	-	-
Total Level 2	-	-
Level 3	-	-
Total Investments	$52,962,178	$119,563,474

	International Opportunities Fund	International Opportunities Institutional Fund
Level 1 – Equites
Total Asia	$319,326,849	$350,348,961
Total Australia	28,383,060	30,839,750
Total Europe	431,610,212	474,107,900
Total North America	58,540,562	63,963,007
Total Level 1	837,860,683	919,259,618
Level 2 – Equities
Total Commercial Paper	-	25,000,000
Total Level 2	-	25,000,000
Level 3	-	-
Total Investments	$837,860,683	$944,259,618

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2. For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year end.

Significant transfers between Levels 1 and 2 included securities valued at $58,998,878 and $10,000,000 at September 31, 2017 respectively for the China Opportunities Fund and International Opportunities Institutional Fund. These changes were primarily the result of certain foreign securities using a systematic fair value model at December 31, 2016 but not at September 30, 2017, and the purchase or maturity of commercial paper.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act"), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Oberweis Funds

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	November 29, 2017

By:	/s/ Patrick B. Joyce
Patrick B. Joyce
Principal Financial Officer

Date:	November 29, 2017